Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
The following description of the Expedia Retirement Savings Plan (the “Plan”) provides only general information. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.
General
The Plan was established on August 9, 2005 and is a defined contribution plan covering substantially all U.S. employees of Expedia Group, Inc. and its subsidiaries (the “Company” or “Expedia”) who have reached the age of 18. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). New employees are automatically enrolled in the Plan upon satisfying its eligibility requirements. When enrolled, such employees are deemed to enter into a pre-tax salary reduction agreement with the Company to contribute 3% of compensation (as defined in the Plan document) and to make an election to invest in a qualified default investment fund determined by the Plan’s administrative committee unless an employee affirmatively changes his or her automatic pre-tax salary deferral election and/or default investment fund. The Plan's qualified default investment funds are various Vanguard Target Retirement Trusts.
Contributions
Participants can make combined pre-tax deferrals and Roth contributions ranging from 1% to 50% and after-tax contributions ranging from 1% to 10% of their compensation (as defined in the Plan document) through payroll deductions. Participants can direct their contributions to any of the Plan’s investment options.
There are two types of Company contributions available under the Plan. (1) The Company made matching contributions in an amount equal to 50% of the first 6% of pre-tax compensation deferred by participants in each payroll period, subject to regulatory limitations. In addition, the Company made matching contributions after the end of each plan year (“true-up matching contributions”) in an amount sufficient to ensure a participant receives matching contributions for the plan year equal to 50% of the first 6% of the pre-tax compensation deferred by the participant for the plan year, provided that the participant is employed on the last day of the plan year unless an exception applies. As of December 31, 2025 and 2024, the Plan had a receivable due from the Company in the amount of $2,485,222 and $2,466,548, respectively, for true-up matching contributions. Furthermore, beginning with the 2025 plan year, the Company also made student loan matching contributions at the same rate as the deferral matching contributions described above for the plan year. (2) The Company may also make discretionary matching and/or profit sharing contributions. For the year ended December 31, 2025, no discretionary matching or profit sharing contributions were made to the Plan.

Participants can direct Company contributions to any of the Plan’s investment options in the same manner as they direct their own contributions. As of December 31, 2025 and 2024, there was no allowance for uncollectable contributions receivable.
Vesting
Participant contributions are fully vested at the time of contribution. Generally, participants are 100% vested in the Company contributions in their accounts, plus actual earnings thereon, after two years of credited service.
Participant Accounts
Each participant’s account is credited with the participant’s contributions, allocations of the Company’s contributions and Plan earnings. Allocations are determined in accordance with the provisions of the Plan document. The benefit to which a participant is entitled is the vested portion of the participant’s account.
Forfeitures
Forfeitures of terminated participants’ non-vested account balances are first made available to reinstate previously forfeited account balances of qualifying participants who have left the Company and subsequently returned. The remaining amount, if any, is used to reduce the Company’s future contributions and to pay the expenses of operating the Plan and the related trust. The balances of forfeited accounts at December 31, 2025 and 2024 were $1,020,048 and $895,081, respectively. During the year ended December 31, 2025, $1,750,378 of the forfeited amounts were used to fund Company contributions.
Notes Receivable from Participants
Participants may borrow from their accounts a minimum of $1,000 up to a maximum equal to the lesser of $50,000 reduced by the highest outstanding loan balance within the last 12 months or 50% of their vested account balances. With the exception of loans used to purchase a primary residence, which can have terms up to 15 years, loan terms are limited to a maximum of 5 years. Loans are secured by the balance in the participant’s vested account and bear interest at a rate equal to the Reuters prime rate plus 1% (or such other commercially reasonable rate as determined by the Plan administrator). Principal and interest are paid ratably through regular payroll deductions for actively employed participants. Upon termination of employment, any outstanding loans are due and payable within ninety days following the termination date, unless the participant continues to make loan payments by Automated Clearing House (ACH) payments. As of December 31, 2025, the rates of interest on outstanding loans ranged from 4.25%-9.50% with various maturities through 2040.
Payment of Benefits
Upon participants’ retirement at or after normal retirement age (as defined in the Plan document), death, disability or termination of employment, they, or their designated beneficiary (in the event of a participant's death), may elect to withdraw their entire vested account balances in a lump sum payment or in partial distribution, provided that to the extent a participant’s account is invested in Expedia stock, the participant may elect to receive whole shares of such Expedia stock and cash for any excess fractional shares. Participants reaching the age of 59½ may elect to withdraw some or all of their vested account balances while still employed. In the event of hardship (as defined by the Plan document) participants may withdraw some or all of the vested portion of their eligible account balances up to the amount of the hardship, subject to the requirements of the Plan document. Participants may withdraw some or all of their rollover or after-tax contributions at any time. Participants who meet the requirements for a qualified reservist distribution described in the Plan document may withdraw some or all of their pre-tax salary deferral contributions while on active duty. Active participants who experience a qualified birth or adoption described in the Plan document may withdraw up to $5,000 of their vested account balances within one year of the qualified birth or adoption. Effective January 1, 2025, domestic abuse victim distributions and qualified disaster recovery distributions also became available under the Plan. If the value of the vested portion of a participant's account (without regard to the value of the participant's rollover account) at the time the participant incurs a termination of employment or at any time thereafter is more than $1,000 but not more than $7,000 and, after receiving all required notices the participant does not elect to receive a direct payment or rollover, the balance will be rolled over to an individual retirement account ("IRA") designated by the Plan administrator. If the participant's account balance is $1,000 or less, such amount will be distributed to them in a lump sum.
Administrative Expenses
Administrative expenses of the Plan may be paid by the Company in its discretion, but otherwise will be paid by participants through quarterly fees charged to their accounts and transaction fees. In addition, the Plan's investment options charge expenses as described in their respective prospectuses or prospectus summaries.
Plan Termination
Although it has not expressed any intent to do so, the Company has the right to discontinue its contributions at any time and to terminate the Plan subject to the provisions of applicable law. In the event of Plan termination, participants will become 100% vested in their accounts.